DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

1.     DESCRIPTION OF THE PLAN

The following description of the Merit Medical Systems, Inc. 401(k) Profit Sharing Plan (the “Plan”) is provided for general information purposes only. Reference should be made to the Plan document for more complete information.

General — The Plan is a defined contribution plan covering substantially all employees in the United States who have completed 90 days of service for Merit Medical Systems, Inc. (the “Company”). The Board of Directors of the Company has appointed the 401(k) Plan Administration and Investment Committee to control and manage the operation and administration of the Plan. Fidelity Management Trust Company serves as the trustee of the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions — Each year, participants may contribute up to 100% of their eligible compensation, as defined in the Plan, through pre-tax payroll deductions and may make Roth (after-tax) elective deferrals to the Plan, subject to certain limitations under the Internal Revenue Code ("IRC"). The Company may elect to make discretionary matching contributions to the plan. During the year ended December 31, 2025, the Company made matching contributions to the plan, equal to 60% of the first 5% of total compensation that a participant contributed to the Plan. The match is calculated and funded on a per pay period basis with a year-end "true up" for annual compensation, if necessary.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, and Plan earnings, and is charged with withdrawals and an allocation of Plan losses and expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments — Participants direct the investment of their contributions and Company matching contributions into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. The Plan offers fund options with registered investment companies, common-collective trust funds, a stable value fund, shares of the Company's stock, and a participant-directed brokerage account feature. Participants may direct their investments through a trustee-sponsored brokerage account, which offers a variety of mutual funds and the option to invest in individual stocks.

Vesting — Participants are vested immediately in their contributions, plus actual earnings thereon. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant vests 20% per year of credited service and is 100% vested after five years of credited service.

Notes Receivable from Participants — Participants may borrow from their accounts up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates at the time funds are borrowed as determined by the Plan administrator. Principal and interest are paid on a ratable basis through payroll deductions. Loans outstanding to participants as of December 31, 2025 will mature at various dates through 2032 with interest rates ranging from 4.25% to 9.5%.

Payment of Benefits — On termination of service due to death, disability or retirement, a participant may elect to receive distributions equal to of the value of the participant’s vested interest in his or her account as a lump-sum amount or installment payments. For termination of service for other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution.

Hardship distributions, subject to a $500 minimum, may also be allowed from the participant deferral contribution balance for purchasing a primary residence, financing higher education, paying for necessary medical care, or alleviating certain other financial hardships.

Forfeited Accounts — When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $65,142 and $74,094, respectively. Forfeitures of participants’ non-vested accounts are used to pay Plan expenses or to reduce future Company matching contributions. During 2025, forfeited nonvested accounts were used by the Plan Administrator to fund Company matching contributions of $281,278 and to fund administrative expenses of $126,684.

Rollovers — Participants may elect to transfer part or all of an eligible rollover distribution received from an eligible employer-sponsored retirement plan or individual retirement account into the Plan. The Plan accepts transfers of amounts attributable to both pre-tax and Roth contributions.

Administrative Expenses — The Plan is sponsored by the Company, and certain administrative expenses of the Plan are paid by the Company as provided in the Plan document.